GS Mortgage-Backed Securities Trust 2021-RPL2 ABS-15G

Exhibit 99.6 Schedule 3

Seller / Servicer Loan Number	GS Loan Number	Borrower Last Name	Overall Event Level Grade	Final Credit Event	Credit Exception(s)	Credit Comment(s)	Final Compliance Event	Compliance Exception(s)	Compliance Comment(s)	Subject to High Cost Lending	Fees Captured for Testing	Document Used for Testing	State	Origination Date	Purpose at Origination	Occupancy at Origination	Originator	Original Principal Balance	Unpaid Principal Balance	Originator Loan Designation	Due Diligence Loan Designation
XXXX	XXXX	XXXX	1	1	(Cleared) No Credit Findings - 7/20/2021 - The loan meets all applicable credit guidelines. ;		1	(Cleared) No Compliance Findings - 11/11/2020 - The loan is in compliance with all applicable laws and regulations. ;			Yes	Final HUD1	XX	XX/XX/XXXX	CashOut Refinance	Owner occupied		$XXXX
XXXX	XXXX	XXXX	3	3	(Active) ATR/QM Status is Pending - 7/20/2021 - ATR/QM Status is pending. Noted documentation is required per Appendix Q. Appraisal Completion Report and Verification of Rent not provided.; (Active) Is Completion Certificate in file is No- 7/20/2021 - The appraisal was completed "Subject To" however, the file is missing the Completion Certificate.; (Active) Housing history does not meet guidelines - 7/20/2021 - Housing history does not meet guidelines. Rental History/Confirmation not provided. ;		1	(Cleared) No Compliance Findings - 11/14/2020 - The loan is in compliance with all applicable laws and regulations. ;			Yes	Final HUD1	XX	XX/XX/XXXX	Purchase	Owner occupied		$XXXX
XXXX	XXXX	XXXX	3	1	(Cleared) No Credit Findings - 7/20/2021 - The loan meets all applicable credit guidelines. ;		3	(Open) TILA Right of Rescission Test - 11/13/2020 - This loan failed the TILA right of rescission test.			Yes	Final HUD1	XX	XX/XX/XXXX	CashOut Refinance	Owner occupied		$XXXX
XXXX	XXXX	XXXX	3	1	(Cleared) No Credit Findings - 7/20/2021 - The loan meets all applicable credit guidelines. ;	3	(Void) Charges That In Total Cannot Increase More Than 10% Test - 11/13/2020 -
Final LE dated XX/XX/XXXX list total fo title fees in section B as $XXXX
Final CD dated 10/10/2016 list total fo title fees in section B as $XXXX.
								(Open) N.C. Gen. Stat. § 24-10.2(c) - Tangible Net Benefit Disclosure or worksheet when applicable is missing or no evidence it was provided prior to or at consummation or unable to validate tangible net benefit criteria - 11/13/2020 - Missing Tangible Net Benefit Disclosure, or worksheet when applicable, from the file; 11/13/2020 - N.C. Gen. Stat. § 24-10.2(c) - Tangible Net Benefit Disclosure, or worksheet when applicable, is missing or no evidence it was provided prior to or at consummation or unable to validate tangible net benefit criteria;			Yes	Closing Disclosure	XX	XX/XX/XXXX	Purchase	Investment Property		$XXXX
XXXX	XXXX	XXXX	1	1	(Cleared) No Credit Findings - 7/20/2021 - The loan meets all applicable credit guidelines. ;		1	(Resolved) Mortgage Insurance Certificate is Missing - 11/19/2020 - The mortgage insurance certification is Missing; (Void) Home loan Toolkit is Missing - 11/19/2020 - The home loan Tool Kit is Missing; (Void) Affiliated Business Disclosure is Missing - 11/19/2020 - The affiliate business disclosure is Missing; (Void) Collateral Protection Act 815 Ill. Comp. Stat. 180/1 et seq. - Collateral Protection Notice was not provided - 11/19/2020 - Collateral Protection Act, 815 Ill. Comp. Stat. 180/1 et seq. - Collateral Protection Notice was not provided;			Yes	Closing Disclosure	XX	XX/XX/XXXX	Purchase	Investment Property		$XXXX
XXXX	XXXX	XXXX	1	1	(Cleared) No Credit Findings - 7/20/2021 - The loan meets all applicable credit guidelines. ;		1	(Cleared) No Compliance Findings - 11/17/2020 - The loan is in compliance with all applicable laws and regulations. ;			Yes	Closing Disclosure	XX	XX/XX/XXXX	CashOut Refinance	Owner occupied		$XXXX